Corporate and administrative expenses	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Corporate and administrative expenses
14.	Corporate and administrative expenses

($000s)	2020	2019
Employee compensation	4,815	4,635
Stock-based compensation	8,804	5,397
Professional fees	1,106	1,105
Other general and administrative	1,805	2,203
	16,530	13,340